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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Magnetar Financial LLC
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   Address:      1603 Orrington Avenue, 13th Floor
                 ---------------------------------
                 Evanston, IL  60201
                 ---------------------------------

Form 13F File Number: 28-11800
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Turro
         -------------------------------
Title:   Chief Compliance Officer
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Phone:   847-905-4690
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Signature, Place, and Date of Signing:

          /s/Michael Turro               Evanston, IL        May 14, 2013
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 6
                                        --------------------

Form 13F Information Table Value Total: $ 289,430
                                        --------------------
                                            (thousands)

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2012 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH THE CONFIDENTIAL TREATMENT EXPIRED ON MAY 14, 2013 OR ARE NO LONGER NECESSARY.

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2  COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
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  NAME OF                       TITLE OF             VALUE    SHRS OR   SH/  PUT/ INVESTMENT OTHER      VOTING AUTHORITY
  ISSUER                        CLASS        CUSIP   [x$1000] PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
* CITIZENS REPUBLIC BANCORP IN COM NEW     174420307 387         19,982  SH                              19,982
* COVENTRY HEALTH CARE INC     COM         222862104 22,750     545,700  SH                             545,700
* COVENTRY HEALTH CARE INC     COM         222862104 8,338      200,000  SH  CALL                       200,000
* NEXEN INC                    COM         65334H102 231,389  9,131,392  SH                           9,131,392
* NEXEN INC                    COM         65334H102 24,200     955,000  SH  CALL                       955,000
* ROBBINS & MYERS INC          COM         770196103 2,366       39,700  SH                              39,700